Summary of Significant Accounting Policies (Details) - Summary of the deferred revenue contract liability (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Deferred Revenue [Abstract]
Beginning Balance	$ 1,585	$ 1,172	$ 1,172
Amounts deferred	4,406	2,252	14,370
Revenue recognized	(4,011)	(2,330)	(13,957)
Ending Balance	$ 1,980	$ 1,094	$ 1,585